Earnings per share	12 Months Ended
Mar. 31, 2018
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Earnings per share

24. Earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2018	2017	2016
Numerator:
Profit	$86,436	$37,763	$59,880
Denominator:
Basic weighted average ordinary shares outstanding	50,388,440	50,582,852	51,372,117
Dilutive impact of equivalent stock options and RSUs	2,527,160	2,357,456	2,267,553
Diluted weighted average ordinary shares outstanding	52,915,600	52,940,308	53,639,670

The computation of earnings per ordinary share (“EPS”) was determined by dividing profit by the weighted average ordinary shares outstanding during the respective periods.

The Company excluded from the calculation of diluted EPS options and RSUs to purchase 27,350, 5,200 and 46,033 shares for the year ended March 31, 2018, 2017 and 2016, respectively, because their effect will be anti-dilutive.